OTHER INCOME	12 Months Ended
Dec. 31, 2024
Disclosure of other income [Abstract]
OTHER INCOME [Text Block]

20 OTHER INCOME

	Years ended December 31,
	2024	2023
Gain on bargain purchase of FCGI (note 5)	14,181	-
Transaction and integration costs on the acquisition of FCGI	(3,862)	-
Change in estimate on reclamation obligation	(477)	-
Net foreign exchange (loss) gain	(873)	300
Gain on disposal of assets	109	-
Other	110	120
	$9,188	$420